Advances for vessels under construction and acquisitions and other vessel costs (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Property Plant And Equipment [Abstract]
Advances For Property Plant And Equipment [Table Text Block]
	December 31, 2013	December 31, 2012
Pre-delivery installments	$37,810	$8,700
Advances for vessel acquisitions	-	2,650
Capitalized interest and finance costs	624	100
Other related costs	428	52
Total	$38,862	$11,502

Schedule of Advances For Property Plant And Equipment [Table Text Block]
	December 31, 2013	December 31, 2012
Beginning balance	$11,502	$63,440
- Advances for vessels under construction and other vessel costs	30,053	68,549
- Advances for vessel acquisitions and other vessel costs	23,983	31,827
- Transferred to vessel cost (Note 6)	(26,676)	(152,314)
Ending balance	$38,862	$11,502